Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Other Borrowings [Abstract]
Composition of Other Borrowings

Other borrowings consists of the following at December 31, 2015 (none at December 31, 2014):

	2015	2014
Federal Home Loan Bank borrowings:
Secured note, with interest at .45%, due March 25, 2016	$645,000	$-
Secured note, with interest at .45%, due March 28, 2016	1,473,000	-

Total other borrowings	$2,118,000	$-